Net Gains or Losses on Financial Instruments at Fair Value through Profit or Loss - Summary of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	₩ 1,186,908	₩ 623,929	₩ 654,045
Losses on financial instruments designated at fair value through profit or loss	429,243	654,986	1,143,288
Net gains(losses) on financial instruments designated at fair value through profit or loss	757,665	(31,057)	(489,243)
Financial liabilities designated at fair value through profit or loss
Net gains or losses on financial instruments held for trading [Line Items]
Gains on financial instruments designated at fair value through profit or loss	1,186,908	623,929	654,045
Losses on financial instruments designated at fair value through profit or loss	₩ 429,243	₩ 654,986	₩ 1,143,288